OTHER (LOSSES) GAINS (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER (LOSSES) GAINS
Other gains and losses	$ (1,817,033)	$ 0	$ (15,909,117)
Total	(1,817,033)	$ 0	(15,909,117)
water source
OTHER (LOSSES) GAINS
Gain (loss) recognised on measurement to fair value less costs			9,750,769
Embotelladora Andina S.A.
OTHER (LOSSES) GAINS
Other gains and losses	$ (1,817,033)
Loss due to assignment of loan to financial institution			$ 25,530,162